Document and Entity Information	Jul. 08, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 08, 2022
Entity Registrant Name	ADTRAN INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24612
Entity Tax Identification Number	63-0918200
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000
Entity Information, Former Legal or Registered Name	Acorn HoldCo, Inc.
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	ADTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000926282
Amendment Flag	false